Operating expenses (Tables)	6 Months Ended
Sep. 30, 2024
Operating Expenses
Schedule of Operating Expenses

Operating expenses consisted of the followings:

	For the six months ended September 30,
	2024	2023
Selling and marketing expenses:
Promotion expenses	$503	$29,841
Telecommunications service fees	35,214	35,110
Union pay service charges	106	7,506
Employee compensation	62,558	45,216
Employee benefit expenses	15,108	9,913
	$113,489	$127,586

General and administrative expenses:
Employee compensation	$716,801	$471,050
Audit fee	286,000	265,000
Consulting fee	28,221	79,837
Attorney fee	54,933	93,105
Service fee	—	44,620
Employee benefit expenses	19,759	26,051
Rental fee	41,728	121,245
Entertainment	964	905
Travel and Communication expenses	7,110	17,376
Investment relationship fee	8,655	37,990
Amortization of intangible assets	—	35,032
Depreciation expenses of vehicles	9,199	11,827
Daily expenses	45,403	21,865
Other	—	590
	$1,218,773	$1,226,493
Operating expenses	$1,332,262	$1,354,079